CONSOLIDATED STATEMENT OF STOCKHOLDERS' EQUITY (DEFICIT) (USD $)	Total	Common Stock [Member]	Subscription Receivable [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Loss [Member]
Balance at Dec. 31, 2010	$ (141,075)	$ 33,120		$ 79,425	$ (216,351)	$ (37,269)
Balance, shares at Dec. 31, 2010		33,120,000
Distribution to shareholders	(45,000)				(45,000)
Stock issued for services	2,880	2,880
Stock issued for services, shares		2,880,000
Shareholder contribution of property			(672,715)	672,715
Contribution of tax effect related to C-corp conversion	105,659			105,659
Other comprehensive loss	(11,567)					(11,567)
Eliminate retained earnings of Sterling Consolidated Corp. prior to acquisition				(3,858)	3,858
Net income	247,313				247,313
Balance at Dec. 31, 2011	158,210	36,000	(672,715)	853,941	(10,180)	(48,836)
Balance, shares at Dec. 31, 2011	36,000,000	36,000,000
Stock sold for cash	274,212	914		273,298
Stock sold for cash, shares		914,040
Stock issued for services	48,000	160		47,840
Stock issued for services, shares		160,000
Receipt of subscribed property	672,715		672,715
Other comprehensive loss	47,112					47,112
Net income	59,800				59,800
Balance at Dec. 31, 2012	1,260,049	37,074		1,175,079	49,620	(1,724)
Balance, shares at Dec. 31, 2012	37,040,040	37,074,040
Other comprehensive loss	(17,606)					(17,606)
Net income	110,922				110,922
Balance at Mar. 31, 2013	$ 1,353,365	$ 37,074		$ 1,175,079	$ 160,542	$ (1,724)
Balance, shares at Mar. 31, 2013	37,040,040	37,074,040